Other Payable	12 Months Ended
Dec. 31, 2023
Other Payable [Abstract]
OTHER PAYABLE	Note 10 - OTHER PAYABLE
	December 31,	December 31,
	2023	2022
Payable for cultivation facilities purchase	$2,596,086	$-
Other	9,506	-
Total	$2,605,592	$-